UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551
 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551
 (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013 through June 30, 2014

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
Amarillo Gold Corp.	AGC CN	02301T959	7/19/2013	1. Set number of directors at 6; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint MSCM LLP as auditors;
				4. Approve resolution regarding stock option plan.

Sibanye Gold Ltd. ADR	SBGL	825724206	11/5/2013	1. Approval for allotment and issue of the	Company	Yes	For	For
				consideration shares; 2. Elect Mr. R.T.L. Chan
				as director; 3. Elect Mr. C.D. Chadwick as
				director.

Indochine Mining Ltd.	IDC AU	B4522B3	11/19/2013	2. Adoption of Remuneration report; 3-4. Elect	Company	Yes	For	For
				Dr. Michael Leggo and Mr. Gavan Farley as
				directors; 5. Ratification of previous issue
				of shares under placement; 6. Approval of
				10% placement facility.

Royal Gold, Inc.	RGLD	780287108	11/20/2013	1. Elect William Hays & Ronald Vance as	Company	Yes	For	For
				directors; 2. Appoint Ernst & Young as
				auditors; 3. Approve advisory resolution
				relating to executive compensation.

Kingsgate Consolidated Ltd.	KCN AU	Q5318K103	11/26/2013	1-2. Re-election of Peter Alexander and Craig	Company	Yes	For 1-4	For
				Carracher as directors; 3. Approval of			Against 5
				remuneration report; 4. Issue of performance
				rights to Gavin Thomas; 5. That another
				shareholders special meeting be held within
				90 days of the company's 2013 annual
				meeting.

Newmont Mining Corp.	NEM	651639106	2/25/2014	1. Elect directors; 2. Ratify appointment of	Company	Yes	For 1-3	For 1-3
				Independent auditors; 3. Approve executive			Against 4	Against 4
				officer compensation; 4. Stockholder proposal
				regarding political spending disclosure.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
New Gold, Inc.	NGD	644535106	4/30/2014	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditor, directors to fix remuneration; 3. Res-
				olution to approve all unallocated options under
				company's stock option plan; 4. Approve an
				amendment to the company's long term
				incentive plan; 5. Approve non-binding reso-
				ution accepting company's approach to
				executive compensation.

Eldorado Gold Corp.	EGO	284902103	5/1/2014	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditor; 3. Authorize directors to set auditor's
				pay; 4. Approve repeal of bylaw number 1
				and adoption of new bylaw number 1; 5. Approve
				amendments eliminating class of convertible
				non-voting shares; 6. Approve re-stated
				stock option plan for officers and directors;
				7. Approve re-stated stock option plan for
				employees, consultants and advisors;
				8. Approve resolution adopting the new
				performance share unit plan.

Goldcorp, Inc.	GG	380956409	5/1/2014	A. Elect directors; B. Appoint Deloitte LLP as	Company	Yes	For	For
				auditor and authorize directors to fix
				remuneration; C. Resolution approving amend-
				ments to the restricted stock option plan;
				D. Resolution approving amendment to the
				company's stock option plan; E. Non-binding
				resolution approving amendment to
				executive compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
Barrick Gold Corp.	ABX	067901108	4/30/2014	1. Elect directors; 2. Appoint Pricewaterhouse	Company	Yes	For	For
				LLP as auditors, directors to fix remuneration;
				3. Advisory resolution on executive compen-
				sation; 4. Resolution confirming bylaw number 2.

Agnico-Eagle Mines Ltd.	AEM	008474108	5/2/2014	1. Elect directors; 2. Appoint Ernst & Young LLP	Company	Yes	For	For
				as auditors, authorize directors to fix
				remuneration; 3. Resolution approving an
				amendment to the company's incentive share
				purchase plan; 4. Non-binding advisory reso-
				lution accepting company's approach to
				executive compensation.

Randgold Resources Ltd.	GOLD	752344309	5/6/2014	1. Receive audited financial statements and	Company	Yes	For	For
ADR				directors' reports; 2. Declare a final dividend
				of $0.50 per ordinary share recommended by
				the directors; 3. Approve the directors' report
				for financial year ended 12/31/13; 4. Approve
				directors' remuneration policy report; 5-13. Re-
				elect directors; 14. Re-appoint BDO LLP as
				auditor; 15. Directors to fix remuneration of
				auditors; 16. Increase authorized share
				capital of company; 17. Authority to allot shares
				and grant rights to subscribe for or convert
				any security into shares; 18. Awards of shares
				to non-executive directors; 19. Variation of
				directors powers under the articles of
				association; 20. Authority to disapply pre-
				emptive rights; 21. Authority for the company
				to purchase its own ordinary shares;
				22. Articles of Association; 23. Scrip dividend;
				24. Electronic communications.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
Wesdome Gold Mines Ltd.	WDO CN	95083R951	5/6/2014	1. Election of directors; 2. Appoint Grant	Company	Yes	For	For
				Thornton LLP as auditor, audit committee to fix
				remuneration; 3. Approve the advance notice
				bylaw of the corporation; 4. Approve new
				rolling 10% stock option plan; 5. Approve
				amendment to the corporation's fixed stock
				option plan, increasing the fixed number of
				stock option shares.

Argonaut Gold Ltd.	AR CN	04016A952	5/6/2014	1. Election of directors; 2. Appoint Price-	Company	Yes	For	For
				waterhousecoopers LLP as auditors,
				authorize directors to fix remuneration.

Kinross Gold Corp.	KGC	496902404	5/8/2014	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Resolution amending stock option plan;
				4. Resolution amending Kinross' restricted share
				plan by increasing number of shares and
				request that settlement of RSUS vesting in 2014
				be in cash instead of shares; 5. Resolution regarding
				executive compensation.

Yamana Gold, Inc.	AUY	98462Y100	4/30/2014	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors; 3. Resolution to approve the new
				bylaw number 1; 4. Resolution to accept
				company's approach to executive compen-
				sation.

Mandalay Resources Corp.	MND CN	562568956	5/6/2014	1. Set number of directors at 6; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte LLP as auditor,
				directors to fix remuneration; 4. Resolution to
				adopt stock option plan.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
Silver Wheaton Corp.	SLW CN	828336958	5/9/2014	A. Elect directors; B. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration;
				C. Resolution accepting company's approach
				to executive compensation; D. Resolution approving
				share option plan; E. Resolution confirming the
				adoption of the bylaw regarding requirements for
				the nomination of directors; F. Resolution to bylaws
				to increase quorum at meeting of shareholders
				from 10% to 25%; G. Resolution to modernize and
				enhance notice and signature provisions.

Dundee Precious Metals,	DPM CN	265269951	5/7/2014	1. Elect directors; 2. Appoint Pricewaterhouse	Company	Yes	For	For
Inc.				LLP as auditors, directors to fix their remuner-
				ation; 3. To pass amendments to bylaws to
				increase quorum requirements for meetings
				of shareholders and add an advance
				provision for nomination of directors.

Tahoe Resources, Inc.	THO CN	873868954	5/8/2014	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
	TAHO	873868103		auditors; 3. Approve resolution regarding
				shareholder rights plan.

Centerra Gold, Inc.	CG CN	152006953	5/8/2014	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For 1-3	For
				auditors, directors to fix their remuneration;			Abstain #4
				3. Approve amendments to bylaw number 2;
				4. Vote at the discretion of the proxyholder
				variations of the bylaw number 2 and on any other
				matters which come before the meeting.

Franco-Nevada Corp.	FNV	351858105	5/7/2014	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
	FNV CN	351858956		coopers LLP as auditors, directors to fix their
				remuneration; 3. Accept company's approach
				to executive compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
IAMGOLD Corp.	IAG	450913108	5/7/2014	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration;			1.	1.
				3. Accept company's approach to executive			Withhold	Withhold
				compensation; 4. Amendments to the share			for	for
				incentive plan of the corporation be approved.			S.J. Letwin	S.J. Letwin

AngloGold Ashanti Ltd.	AU	035128206	5/14/2014	1. Appoint Ernst & Young as auditors; 2-4. Elect	Company	Yes	For	For
ADR				3 directors; 4-8. Appointment of audit committee;
				9. Authority to directors to allot and issue
				ordinary shares; 10. Non-binding advisory
				endorsement of the Anglo remuneration policy;
				11. General authority to directors to issue
				for cash ordinary shares in terms of resolution
				number 9; 12. Approval of non-executive remuneration for directors; 13. Approval of
				non-executive remuneration for board meetings;
				14. Amendment of company's memorandum of
				incorporation; 15. Amendment of long-term incentive
				plan; 16. Amendment of bonus share plan;
				17. Authority to acquire company's own shares;
				18. Approval for company to grant financial
				assistance regarding section 44 and 45 of the
				Company's Act; 19. Election of Mr. Hodgson
				as director.

AuRico Gold, Inc.	AUQ	05155C105	5/9/2014	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Resolution confirming company's advance
				notice bylaw; 4. Resolution ratifying amend-
				ments to company's bylaw number 1; 5. Resolution
				ratifying company's restated employee
				share purchase plan and replenish common
				shares reserved for issuance; 6. Resolution accepting
				company's approach to executive compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
Alamos Gold, Inc.	AGI	011527108	5/28/2014	1.Set number of directors at 6; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Ernst & Young LLP as
				auditors, directors to set remuneration.

Fortuna Silver Mines, Inc.	FVI CN	349915959	6/19/2014	1.Set number of directors at 7; 2-8. Elect	Company	Yes	For #1-10	For
				directors; 9. Appoint Deloitte LLP as auditors,			Abstain
				directors to fix their remuneration; 10. Ratify			#11
				adoption of company's advance notice policy;
				11. Transact business that may properly come
				before the meeting.

Sutter Gold Mining, Inc.	SGM CN	86944A956	6/11/2014	1. Elect directors; 2. Appoint Devisser Gray LLP	Company	Yes	For	For
				as auditors; 3. Authorize directors to determine
				remuneration; 4. Confirm company's stock
				option plan.

B2Gold Corp.	BTO CN	11777Q951	6/13/2014	1. Set number of directors at 9; 2. Elect	Company	Yes	For 1,2,3,6	For 1,2,3,6
				directors; 3. Appoint Pricewaterhouse-			Against	Against
				coopers LLP as auditors, directors to fix			4,5	4,5
				remuneration; 4. Approve option plan;
				5. Approve RSU plan relating to amendment of
				the RSU plan; 6. Approve advance notice
				policy resolution.

Sibanye Gold Ltd. ADR	SBGL	825724206	6/17/2014	1. Re-appointment of auditors; 2-6. Elect	Company	Yes	For	For
				directors; 7-10. Re-elect members of audit
				committee; 11. Approval for issue of
				authorized but unissued shares;
				12. Advisory endorsements of: remuneration
				policy for non-executive directors, grant
				financial assistance regarding section 44 and 45
				of the act, acquisition of company's own
				shares.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital vote?	Votes cast for or against Mgt
Sabina Silver Corp.	SBB CN	785246950	6/12/2014	1. Determine number of directors at 10;	Company	Yes	For	For
2. Elect directors; 3. Appoint KPMG LLP as
auditors.

Endeavour Mining Corp.	EDV CN	G3040R950	6/19/2014	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
auditors, remuneration to be fixed by
directors.

MAG Silver Corp.	MAG CN	55903Q955	6/24/2014	1. Set number of directors at 7; 2. Elect	Company	Yes	For	For
directors; 3. Appoint Deloitte LLP as auditor,
directors to fix their remuneration; 4. Approve
re-stated stock option plan; 5. Approve share
unit plan; 6. Approve director's deferred share
unit plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
August 27, 2014